Related Party Transactions	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Related Party Transaction [Line Items]
Related Party Transactions
20. Related Party Transactions
In connection with the Separation and in the normal course of business, the Company enters into transactions with Lionsgate and the Starz Business which include the following, which unless otherwise indicated prior to the Separation were settled through parent net investment at the time of the transaction:
Lionsgate corporate general and administrative expenses:
As described in Note 1, in connection with the Business Combination, the Company and Lionsgate entered into the Shared Services Agreement which took effect upon the Closing. The Shared Services Agreement facilitates the allocation to the Company of all corporate general and administrative expenses of Lionsgate, except for an amount of $10.0 million to be allocated annually to Lionsgate. During the three and nine
months ended
Dec
ember 3
1
, 2024, $28.4 million and $87.6 million, respectively, of Lionsgate corporate general and administrative expenses, excluding amounts related to share-based compensation discussed below, were allocated to the Company. Of the total amount allocated to the Company during three and nine
months ended
Dec
ember 3
1
, 2024, $28.4 million and $73.4
million was allocated to the Company after the Separation pursuant to the Shared Services Agreement. Prior to the Separation, during the nine months ended December 31, 2024, $
14.2 million of corporate expenses were allocated to the Company (three and nine
months ended
Dec
ember 3
1
,
2023—$
25.2 million and $76.2 million, respectively).
Share-

based compensation:
The Separation Agreement and the Shared Services Agr
ee
ment provide that officers, employees and directors of LG Studios will continue to receive awards of equity and equity-based compensation pursuant to the existing equity incentive plans of Lionsgate. Such awards are treated as a capital contribution by Lionsgate to LG Studios, and the share-based compensation expense for such awards is allocated to LG Studios.
Prior to the Separation, Lionsgate provided share-based compensation related to the Studio Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is allocated to the Studio Business.
Licensing of content to the Starz Business:
The Company licenses motion pictures and television programming (including Starz original productions) to the Starz Business. The license fees generally are due upon delivery or due at a point in time following the first showing. Prior to the Separation, license fee amounts due were settled with the Starz Business through parent net investment. License fees receivable, not yet due from the Starz Business, are reflected in due from the Starz Business on the unaudited condensed consolidated balance sheets. The consideration to which the Company is entitled under the license agreements with the Starz Business is included in reve
n
ue from contracts with customers and presented separately in the unaudited condensed consolidated statements of operations (see Note 11).
Operating expense reimbursement:

“Transactions with Lionsgate”

Monetization of certain accounts receivables:
The Company had an agreement with Starz for Starz to transfer certain accounts receivables to the Company to participate in the Company’s pooled monetization arrangement, which matured on October 1, 2023. The Company purchased the transferred receivables at fair value and recorded them at the purchased amount on its balance sheet and classified the purchase price paid in parent net investment (see Note 19). The accounts receivables purchased from the Starz Business were historically pledged as collateral under this agreement. Any discount on the purchase of the receivable from the Starz Business was accreted to interest income over the period to collection of the accounts receivable. The accounts receivable purchased from the Starz Business and subsequent collections were reflected as investing activities in the unaudited condensed consolidated statements of cash flows.
Transactions with Lionsgate
Prior to the Separation, Lionsgate utilized a centralized approach to cash management. Cash generated by the Studio Business was managed by Lionsgate’s centralized treasury function and cash was routinely transferred to the Company or to the Starz Business to fund operating activities when needed. Payables to and receivables from Lionsgate, primarily related to the Starz Business, were often settled through movement to the intercompany accounts between Lionsgate, the Starz Business and the Studio Business. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Studio Business and Lionsgate were accounted for as parent net investment.
Because of this centralized approach to cash management, financial transactions for cash movement and the settlement of payables and receivables when due with Lionsgate were generally accounted for through the parent net investment account. Settlements of amounts payable and receivable when due through the parent net investment account were reflected as cash payments or receipts for the applicable operating transaction within operating activities, with the net change in parent net investment included within financing activities in the unaudited condensed consolidated statements of cash flows.
The net transfers to and from Lionsgate through the period prior to the Separation discussed above were as follows:

	Nine Months Ended December 31,
	2024	2023
Cash pooling and general financing activities	$88.8	$(241.7)
Licensing of content (1)	9.7	428.8
Corporate reimbursements	(5.3)	5.9
Corporate expense allocations (excluding allocation of share-based compensation)	2.3	20.2
Funding of purchases of accounts receivables held for collateral	—	(85.6)

Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	$95.5	$127.6

Share-based compensation (including allocation of share-based compensation)	(6.0)	(53.6)
Other non-cash transfer (2)	(33.7)	16.6

Net transfers to (from) Parent per unaudited condensed consolidated statements of equity (deficit)	$55.8	$90.6

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
(2)	Includes a non-cash transfer of debt through Parent net investment of $35.0 million in connection with the Separation in the nine months ended Dec ember 3 1 , 2024.

20. Related Party Transactions
Transactions with Lionsgate
As described in Note 1, Lionsgate utilizes a centralized approach to cash management. Cash generated by the Company or borrowed under certain
debt obligations is managed by Lionsgate’s centralized treasury function and is routinely transferred to the Company or to the Starz Business to fund operating activities of the Studio Business and the Starz Business when needed.
Because of this centralized approach to cash management, financial transactions for cash movement and the settlement of payables and receivables when due with Lionsgate are generally accounted for through accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see Note 1). Settlements of amounts payable and receivable when due are reflected as cash payments or receipts for the applicable operating transaction within operating activities in the combined statements of cash flows, with the net change in transactions that otherwise would have been presented as a change in parent net investment prior to the recast to accumulated deficit in connection with the reverse recapitalization described in Note 1, included within financing activities in the combined statements of cash flows.
In the normal course of business, the Company enters into transactions with Lionsgate and the Starz Business which include the following, which unless otherwise indicated are settled through accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see Note 1) at the time of the transaction:
Licensing of content to the Starz Business:
The Company licenses motion pictures and television programming (including Starz original productions) to the Starz Business. The license fees generally are due upon delivery or due at a point in time following the first showing. License fee amounts due are settled with the Starz Business through accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see Note 1). License fees receivable, not yet due from the Starz Business, are reflected in due from the Starz Business on the combined balance sheets. The consideration to which the Company is entitled under the license agreements with the Starz Business is included in revenue from contracts with customers and presented separately in the combined statement of operations (see Note 12).
Corporate expense allocations:
As previously described in Note 1, the accompanying combined financial statements include allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services. During the year ended March 31, 2024, corporate expense allocations, excluding amounts related to share-based compensation discussed below, amounted to $110.6 million (2023—
$100.9
million, 2022—
$80.0 million).
Operating expense reimbursement:
As previously described in Note 1, the Company pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs. The Starz Business also pays certain expenses on behalf of the Company such as legal expenses, software development costs and severance. These expenditures are reflected in the financial statements of the Studio Business and the Starz Business as applicable.
Share- based compensation:
Lionsgate provides share-based compensation related to the Studio Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is allocated to the Studio Business.
Monetization of certain accounts receivables:
The Company has entered into an agreement with Starz for Starz to transfer certain accounts receivables to the Company to participate in the Company’s pooled monetization arrangement. The Company purchases the transferred receivables at fair value and records them at the purchased amount on its balance sheet and classifies the purchase price paid in parent net investment (see Note 19). The accounts receivables purchased from the Starz Business have historically been pledged as collateral under this agreement. Any discount on the purchase of the receivable from the Starz Business is accreted to interest income over the period to collection of the accounts receivable. The accounts receivable purchased from the Starz Business and subsequent collections are reflected as investing activities in the combined statements of cash flows.
Parent Net Investment
The net transfers to and from Lionsgate discussed above were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash pooling and general financing activities	$(199.3)	$36.1	$(305.2)
Licensing of content (1)	540.0	733.3	567.7
Corporate reimbursements	7.0	13.3	10.8
Corporate expense allocations (excluding allocation of share-based compensation)	27.9	22.3	19.3
Funding of purchases of accounts receivables held for collateral	(85.5)	(183.7)	(172.9)

Net transfers to (from) Parent per combined statements of cash flows	$290.1	$621.3	$119.7

Share-based compensation (including allocation of share-based compensation)	(62.5)	(73.4)	(70.2)
Other non-cash transfer	11.9	2.5	—

Net transfers to (from) Parent per combined statements of equity (deficit)	$239.5	$550.4	$49.5

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
Other Related Party Transactions
In April 2004, a wholly-owned subsidiary of the Company entered into agreements (as amended) with Ignite, LLC (“Ignite”) for distribution rights to certain films. Michael Burns, the Vice Chair and a director of Lionsgate, owns a 65.45% interest in Ignite, and Hardwick Simmons, a director of Lionsgate, owns a 24.24% interest in Ignite. During the year ended March 31, 2024, $0.3 million was paid to Ignite under these agreements (2023-$0.4 million).
See Note 1 and Note 21 for a description of the Business Combination Agreement with SEAC. Harry E. Sloan, a director of Lionsgate, is also the Chairman of SEAC, and owns, directly or indirectly, a material interest in Eagle Equity Partners V, LLC, a Delaware limited liability company, the SEAC sponsor. Mr. Sloan recused himself from the decisions to approve the Business Combination made by both the board of directors of SEAC and Lionsgate.
Transactions with Equity Method Investees
Equity Method Investees.
In the ordinary course of business, the Company is involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company’s films and television programs and the lease of a studio facility owned by a former equity-method investee, for which the impact on the Company’s combined balance sheets and combined statements of operations is as follows (see Note 1 and Note 5):

	March 31,
	2024	2023
	(Amounts in millions)
Combined Balance Sheets
Accounts receivable	$8.1	$10.8
Investment in films and television programs (1)	2.2	7.9
Other assets, noncurrent (1)	—	45.8

Total due from related parties	$10.3	$64.5

Accounts payable (2)	$16.8	$16.8
Other accrued liabilities (1)	—	6.7
Participations and residuals, current	5.5	7.5
Participations and residuals, noncurrent	1.3	2.0
Deferred revenue, current	0.1	—
Other liabilities (1)	—	41.4

Total due to related parties	$23.7	$74.4

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Combined Statements of Operations
Revenues	$3.0	$4.8	$3.0
Direct operating expense	$5.0	$8.3	$6.5
Distribution and marketing expense	$0.8	$0.4	$0.2
Interest and other income	$—	$—	$3.0

(1)
As of March 31, 2023, the Company had certain operating leases related to a studio facility owned by an equity-method investee which was sold during the year ended March 31, 2024. Amounts related to these leases as of March 31, 2023 are included in the table above in investment in films and television programs, other assets—noncurrent, other accrued liabilities and other liabilities.

(2)	Amounts primarily represent production related advances due to certain of its equity method investees.

LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Related Party Transactions
20. Related Party Transactions
Ignite, LLC
In April 2004, a wholly-owned subsidiary of the Company entered into agreements (as amended) with Ignite, LLC (“Ignite”) for distribution rights to certain films. Michael Burns, the Vice Chair and a director of the Company, owns a 65.45% interest in Ignite, and Hardwick Simmons, a director of the Company, owns a 24.24% interest in Ignite. During the year ended March 31, 2024, $0.3 million was paid to Ignite under these agreements (2023 - $0.4 million).
Business Combination
See Note 2 and Note 21 for a description of the Business Combination Agreement with Screaming Eagle. Harry E. Sloan, a member of the Company’s Board of Directors, is also the Chairman of Screaming Eagle, and owns, directly or indirectly, a material interest in Eagle Equity Partners V, LLC, a Delaware limited liability company, the Screaming Eagle sponsor. Mr. Sloan recused himself from the decisions to approve the Business Combination made by both the board of directors of Screaming Eagle and Lionsgate.
Voting and Standstill Agreement
As previously disclosed, on November 10, 2015, the Company entered into a voting and standstill agreement with Liberty Global plc (“Liberty Global”), Discovery Communications, Inc. (“Discovery”), Liberty Global Incorporated Limited, Discovery Lightning Investments Ltd. (“Discovery Lightning”), Dr. John C. Malone and affiliates of MHR Fund Management, LLC (“MHR Fund Management”) (as amended from time to time, the “Voting and Standstill Agreement”). In connection with the business combination described in Note 2 and Note 21, on the closing date, the Company, Lionsgate Studios, MHR Fund Management, Liberty Global Ventures Limited (f/k/a Liberty Global Incorporated Limited), Liberty Global Ventures Limited (f/k/a Liberty Global Incorporated Limited), Discovery Lightning Investments Ltd., Warner Bros. Discovery, Inc. and funds affiliated with MHR Fund Management entered into an amendment to the Voting and Standstill Agreement (the “Amendment to the Voting and Standstill Agreement”) to add Lionsgate Studios as a party thereto such that, among other items, certain provisions of the Voting and Standstill Agreement apply to Lionsgate Studios as if it were the Company. Additionally, under the Amendment to the Voting and Standstill Agreement, the Company agreed to vote its common shares in favor of designees of Liberty Global, Discovery and MHR Fund Management to the board of directors of Lionsgate Studios.

Transactions with Equity Method Investees
Equity Method Investees.
In the ordinary course of business, we are involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company’s films and television programs and the lease of a studio facility owned by a former equity-method investee, for which the impact on the Company’s consolidated balance sheets and consolidated statements of operations is as follows (see Note 1 and Note 5):

	March 31,
	2024	2023
	(Amounts in millions)
Consolidated Balance Sheets
Accounts receivable	$11.1	$14.8
Investment in films and television programs (1)	2.2	7.9
Other assets, noncurrent (1)	—	45.8

Total due from related parties	$13.3	$68.5

Accounts payable (2)	$16.8	$16.8
Other accrued liabilities (1)	—	6.7
Participations and residuals, current	5.5	7.5
Participations and residuals, noncurrent	1.3	2.0
Deferred revenue, current	0.1	—
Other liabilities (1)	—	41.4

Total due to related parties	$23.7	$74.4

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Consolidated Statements of Operations
Revenues	$4.2	$6.1	$4.1
Direct operating expense	$5.0	$8.3	$6.5
Distribution and marketing expense	$0.8	$0.4	$0.2
Interest and other income	$—	$1.7	$3.1

(1)
As of March 31, 2023, the Company had certain operating leases related to a studio facility owned by an equity-method investee which was sold during the year ended March 31, 2024. Amounts related to these leases as of March 31, 2023 are included in the table above in investment in films and television programs, other assets - noncurrent, other accrued liabilities and other liabilities.

(2)	Amounts primarily represent production related advances due to certain of its equity method investees.

Entertainment One Film And Television Business [Member]
Related Party Transaction [Line Items]
Related Party Transactions
(15)
Related Parties
The Company has not historically operated as a standalone business and the Condensed Combined Financial Statements are derived from the Consolidated Financial Statements and accounting records of Hasbro. The following disclosure summarizes activity between the Company and Hasbro. The Company historically settles intercompany transaction between entities and will net settle intercompany transactions to equity prior to close.
Cost Allocations from Hasbro
Hasbro provides certain services including treasury, tax and legal functions to the Company. The Consolidated Financial Statements reflect an allocation of these costs. See note 1 for a discussion of these costs and the methodology used to allocate them.
These allocations are reflected in the Condensed Combined Statement of Operations for the nine-month period ended October 1, 2023 and September 25, 2022, as follows:

(In thousands)	2023	2022
General and administration expenses	$299	$100
Management believes these cost allocations are a reasonable reflection of the utilization of services provided to, or the benefit derived by, the Company during the periods presented. The allocations may not, however, be indicative of the actual expenses that would have been incurred had the Company operated as a standalone public company. Actual costs that may have been incurred if the Company had been a standalone public company would depend on a number of factors, including the chosen organizational structure, whether the functions were outsourced or performed by Company’s employees, and strategic decisions made in areas such as manufacturing, selling and marketing, research and development, information technology and infrastructure.
Net Parent Investment
“Net Parent Investment” represents Hasbro’s interest in the net assets of the Company. The net parent investment balance represents the cumulative net investment by Hasbro in the Company through the periods presented, including any prior net earnings (loss) or comprehensive earnings (loss) attributed to the Company. Certain transactions between the Company and other related parties, including allocated expenses, are also included in and reflected as a change in the Company’s net parent investment in the Condensed Combined Balance Sheets.

(In thousands)	October 1, 2023	December 25, 2022
Net Parent Investment
Corporate allocations	299	1,008
Share-based compensation funded by Parent	8,223	4,506

Net increase in Net Parent Investment	$8,522	$5,514

Related Party Distribution Arrangements
In the ordinary course of business, the Company distributes Hasbro
IP-relat
ed
content through various physical and digital distribution arrangements. Expenses related to these related party distribution arrangements may not be indicative of the actual expenses the Company would have incurred as a separate, stand-alone company or of the costs the Company will incur in the future.
Expenses related to these arrangements were $3,008 thousand and $2,345 thousand in the Condensed Combined Statement of Operations for the nine months period ended October 1, 2023 and September 25, 2022, respectively.

(18)	Related Parties
The Company has not historically operated as a standalone business and the Combined Financial Statements are derived from the Consolidated Financial Statements and accounting records of Hasbro. The following disclosure summarizes activity between the Company and Hasbro. The Company historically settles intercompany transaction between entities and will net settle intercompany transactions to parent equity prior to close.
Cost Allocations from Hasbro
Hasbro provides certain services including treasury, tax and legal functions to the Company.
The
Combined Financial Statements reflect an allocation of these costs. See Note 1 for a discussion of these costs and the methodology used to allocate them.

These allocations are reflected in the Combined Statement of Operations as follows:

(In thousands)	2022	2021
General and administration expenses	$1,008	$261
Management believes these cost allocations are a reasonable reflection of the utilization of services provided to, or the benefit derived by, the Company during the periods presented. The allocations may not, however, be indicative of the actual expenses that would have been incurred had the Company operated as a standalone public company. Actual costs that may have been incurred if the Company had been a standalone public company would depend on a number of factors, including the chosen organizational structure, whether the functions were outsourced or performed by Company’s employees, and strategic decisions made in areas such as manufacturing, selling and marketing, research and development, information technology and infrastructure.
Net Parent Investment
“Net parent investment” represents Hasbro’s interest in the net assets of the Company. The net parent investment balance represents the cumulative net investment by Hasbro in the Company through the periods presented, including any prior net earnings (loss) or comprehensive earnings (loss) attributed to the Company. Certain transactions between the Company and other related parties, including allocated expenses, are also included in and reflected as a change in the Company’s net parent investment in the Combined Balance Sheets.

(In thousands)	2022	2021
Net Parent Investment
Corporate allocations	1,008	261
Share-based compensation funded by Parent	4,506	3,735

Net increase in Net Parent Investment	$5,514	$3,996

Related Party Distribution Arrangements
In the ordinary course of
business
, the Company distributes Hasbro
IP-related
content through various physical and digital distribution arrangements. Expenses related to these related party distribution arrangements may not be indicative of the actual expenses the Company would have incurred as a separate, stand-alone company or of the costs the Company will incur in the future.
Expenses related to these arrangements were $3,656 thousand and $5,625 thousand in the Combined Statement of Operations for the years ended December 25, 2022 and December 26, 2021, respectively.